Commitments and Contingencies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 17, 2020
Deferred underwriting commissions payable per unit	$ 0.35	$ 0.35		$ 0.35
Deferred underwriting commissions	$ 13,081,250	$ 13,081,250		$ 13,081,250		$ 13,100,000
Per unit		$ 0.01
Deferred legal fees		$ 500,000				500,000
Enjoy Technology Inc [Member]
Operating Leases, Rent Expense		4,900,000	$ 3,200,000	7,300,000	$ 6,000,000.0
Loss Contingency Accrual, Payments		0		0
Indemnification loss reserve	0	0		0	0
Enjoy Technology Inc [Member] | Other Noncurrent Assets [Member]
Security Deposit	3,500,000	4,000,000.0		3,500,000	2,300,000
Enjoy Technology Inc [Member] | Standby Letters of Credit [Member]
Letters of Credit Outstanding, Amount	$ 5,500,000	$ 5,500,000		$ 5,500,000	$ 4,300,000
Over-Allotment Option [Member]
Overallotment Option Vesting Period	45 days	45 days
Stock issued during the period shares	4,875,000	4,875,000
IPO [Member]
Underwriting discount paid per unit	$ 0.20	$ 0.20		$ 0.20
Underwriting discount paid	$ 7,500,000	$ 7,500,000
Reimbursement received	$ 3,000,000.0	$ 3,000,000.0
Deferred underwriting commissions						$ 13,100,000